Net Loss Per Share	6 Months Ended
Jun. 30, 2011
Net Loss Per Share

NOTE 3. Net Loss Per Share

The calculation of net loss per share follows:

	Three Months Ended June 30, 2011	Three Months Ended June 30, 2010	Six Months Ended June 30, 2011	Six Months Ended June 30, 2010
Basic:
Net loss available to common shareholders	($168,784)	(561,369)	($476,751)	($751,834)
Average common shares outstanding-basic	1,065,588	1,065,588	1,065,588	1,065,588
Net loss per share-basic	($0.16)	($0.53)	($0.45)	($0.71)
Diluted:
Average common shares-diluted	1,065,588	1,065,588	1,065,588	1,065,588
Net loss per share-diluted	($0.16)	($0.53)	($0.45)	($0.71)

The preferred stock is non cumulative and the Company is restricted from paying dividends.  Therefore, no effect of the preferred stock is included in the loss per share calculations.